UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number _______811-05631________________

              __________First Pacific Mutual Fund, Inc.__________
               (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                ___________Honolulu, HI  96822-1856__________
              (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                        Drinker Biddle & Reath LLP
               One Logan Square, 18th and Cherry Streets
              __________Philadelphia, PA  19103-6996__________
                 (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                       Date of fiscal year end:  September 30

                      Date of reporting period:  June 30, 2008

Form N-PX is to be used by a registered management investment company, other
than a small business investment company registered on Form N-5 (   239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Proxy Voting Record

	Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Hawaii Intermediate Fund Investor Class:

	(a)  The name of the issuer of the portfolio security;
		City and County of Honolulu - Multifamily Housing Revenue Bonds (GNMA Collateralized - Maunakea Tower Apartments) Series 2000.

	(b)  The exchange ticker symbol of the portfolio security;
		None.

	(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
		438697-BG-8.

	(d)  The shareholder meeting date;
		Bondholder consent response date was February 29, 2008.

	(e)  A brief identification of the matter voted on;
		To approve amendment to Regulatory Agreement and Declaration of
		Restrictive Covenants to permit subordinate loan on project financed
		by Multifamily Housing Revenue Bond Series 2000.

	(f) Whether the matter was proposed by the issuer or by a security holder;
		Registrant does not have this information.

	(g)  Whether the registrant cast its vote on the matter;
		Registrant did not cast its vote on the matter.

	(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
		Registrant did not cast its vote on the matter.

	(i) Whether the registrant cast its vote for or against management. Registrant did not cast its vote on the matter.


Hawaii Municipal Fund Investor Class:

	(a)  The name of the issuer of the portfolio security;
		City and County of Honolulu - Multifamily Housing Revenue Bonds (GNMA Collateralized - Maunakea Tower Apartments) Series 2000.

	(b)  The exchange ticker symbol of the portfolio security;
		None.

	(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
		438697-BF-0.
		438697-BG-8.

	(d)  The shareholder meeting date;
		Bondholder consent response date was February 29, 2008.

	(e)  A brief identification of the matter voted on;
		To approve amendment to Regulatory Agreement and Declaration of
		Restrictive Covenants to permit subordinate loan on project financed
		by Multifamily Housing Revenue Bond Series 2000.

	(f) Whether the matter was proposed by the issuer or by a security holder;
		Registrant does not have this information.

	(g)  Whether the registrant cast its vote on the matter;
		Registrant did not cast its vote on the matter.

	(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
		Registrant did not cast its vote on the matter.

	(i) Whether the registrant cast its vote for or against management. Registrant did not cast its vote on the matter.



                                SIGNATURES

	Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)_________First Pacific Mutual Fund, Inc._______________________


By (Signature and Title)____/s/ Terrence K.H. Lee__________________________
				Terrence K.H. Lee, President and CEO


Date__________August 19, 2008______________________________________________